Stock-Based Compensation - Restricted Stock Activity (Details) - Restricted Stock - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares)	34,557	138,227	241,897
Vested or released (in shares)	(34,557)	(103,670)	(103,670)
Unvested at the end of the period (in shares)	0	34,557	138,227